UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS

DAVIS RESEARCH FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


JULY 31, 2003


ANNUAL REPORT






                           [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS



Management's Discussion and Analysis........................................2


Fund Performance and Supplementary Information..............................4


Schedule of Investments....................................................10


Statement of Assets and Liabilities........................................12


Statement of Operations....................................................13


Statements of Changes in Net Assets........................................14


Notes to Financial Statements..............................................15


Financial Highlights.......................................................20


Independent Auditors' Report...............................................23


Federal Income Tax Information.............................................24


Directors and Officers.....................................................25

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the one-year period ended July 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index, returned 10.64%.(1) This performance included a vigorous rally in the second calendar quarter. The end of major fighting in Iraq and an improvement in first-quarter earnings paved the way for a broad-based rally, with many economic sectors posting double-digit gains.

DAVIS RESEARCH FUND

PERFORMANCE OVERVIEW

Davis Research Fund's Class A shares delivered a total return on net asset value of 21.56% for the one-year period ended July 31, 2003(2), compared with a return of 10.64% for the Standard & Poor's 500(R) Index.(1) The Fund's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term. Under normal circumstances the Fund invests the majority of its assets in equity securities issued by large- and medium-capitalization companies.

The Fund's largest sector weightings were in retailing and media. The Fund's retailing holdings outperformed the S&P 500(R) Index, while the Fund's media holdings roughly matched the S&P 500(R) Index. The Fund maintained a substantial cash position while searching for attractive investment opportunities. This reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Qwest
Communications(3), a telecommunications company, AutoZone, a retailing company, and McDonald's, a food/beverage and restaurant company. Qwest increased by 278.12% prior to being sold. AutoZone increased by 26.71% and McDonald's increased by 59.13% since being added to the portfolio.

The principal holdings detracting from performance were: Hershey Foods, a food/beverage and restaurant company, Kinder Morgan, a pipelines company, and Altria Group, a consumer products company. Hershey Foods decreased by 16.46% and Kinder Morgan decreased by 11.77% prior to being sold. Altria Group decreased by 1.70% during the time it was held in the portfolio.
---------------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk,
(3) medium capitalization risk, (4) selection risk and (5) focused portfolio risk. See the prospectus for a full description of each risk.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund's Class A shares for the periods ended July 31, 2003. Returns for other classes of shares will vary from the following returns:


(Without a 4.75% sales charge taken into consideration)
-------------------------------- -------------- ----------------------
FUND NAME                        ONE YEAR       INCEPTION
-------------------------------- -------------- ----------------------
Davis Research Fund A            21.56%         0.08% - 10/31/01
----------------------------------------------------------------------


(With a 4.75% sales charge taken into consideration)
-------------------------------- -------------- ----------------------
FUND NAME                        ONE YEAR       INCEPTION
-------------------------------- -------------- ----------------------
Davis Research Fund A            15.79%         (2.67)% - 10/31/01
----------------------------------------------------------------------


Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
COMPARISON OF DAVIS RESEARCH FUND, CLASS A SHARES AND STANDARD AND POOR'S 500 STOCK INDEX

================================================================================
Average Annual Total Return for the Periods ended July 31, 2003.


 --------------------------------------------------------------------------
 CLASS A SHARES
 (This calculation includes an initial sales charge of 4 3/4%.)

 One Year......................................................... 15.79%
 Life of the Class (October 31, 2001 through July 31, 2003)....... (2.67)%
 --------------------------------------------------------------------------


$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class A Shares on October 31, 2001 (commencement of operations) and paid a 4 3/4% sales charge. As the chart shows, by July 31, 2003 the value of your investment would have been $9,537 - a 4.63% decrease on your initial investment. For comparison, the S&P 500 Index is also presented on the chart below.

[GRAPHIC OMITTED]

                                  S&P 500.00         DRF Class A
                   ----------------------------------------------
                   10/31/01       $10,000.00          $10,000.00
                    7/31/02       $ 8,696.00          $ 7,846.00
                    7/31/03       $ 9,623.00          $ 9,537.00

Standard & Poor's Stock Index is an unmanaged index and has no specific investment objective. The index used includes net dividends reinvested, but does not take into account any sales charge. Investments cannot be made directly into the index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS RESEARCH FUND
COMPARISON OF DAVIS RESEARCH FUND, CLASS B SHARES AND STANDARD AND POOR'S 500 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended July 31, 2003.


 -------------------------------------------------------------------------------
 CLASS B SHARES
 (This calculation includes any applicable contingent deferred sales charge.)

 One Year............................................................... 15.83%
 Life of the Class (October 31, 2001 through July 31, 2003)............. (2.91)%
 -------------------------------------------------------------------------------


$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class B Shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2003 the value of your investment (less a contingent deferred sales charge) would have been $9,496 - a 5.04% decrease on your initial investment. For comparison, the S&P 500 Index is also presented on the chart below.

[GRAPHIC OMITTED]

                                  S&P 500.00         DRF Class B
                   ----------------------------------------------
                   10/31/01       $10,000.00          $10,000.00
                    7/31/02       $ 8,696.00          $ 8,170.00
                    7/31/03       $ 9,623.00          $ 9,496.30

Standard & Poor's Stock Index is an unmanaged index and has no specific investment objective. The index used includes net dividends reinvested, but does not take into account any sales charge. Investments cannot be made directly into the index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS RESEARCH FUND
COMPARISON OF DAVIS RESEARCH FUND, CLASS C SHARES AND STANDARD AND POOR'S 500 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended July 31, 2003.


 -------------------------------------------------------------------------------
 CLASS C SHARES
 (This calculation includes any applicable contingent deferred sales charge.)

 One Year............................................................... 18.83%
 Life of the Class (October 31, 2001 through July 31, 2003)............. (1.21)%
 -------------------------------------------------------------------------------


$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class C Shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2003 the value of your investment would have been $9,790 - a 2.10% decrease on your initial investment. For comparison, the S&P 500 Index is also presented on the chart below.


[GRAPHIC OMITTED]

                                  S&P 500.00         DRF Class C
                   ----------------------------------------------
                   10/31/01       $10,000.00          $10,000.00
                    7/31/02       $ 8,696.00          $ 8,170.00
                    7/31/03       $ 9,623.00          $ 9,790.00


Standard & Poor's Stock Index is an unmanaged index and has no specific investment objective. The index used includes net dividends reinvested, but does not take into account any sales charge. Investments cannot be made directly into the index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS RESEARCH FUND
PORTFOLIO HOLDINGS AS OF JULY 31, 2003

================================================================================


[GRAPHIC OMITTED]  [PIE CHARTS]

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Short Term Investments, Other Assets & Liabilities		19.4%
Common Stock							80.6%


SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
---------------------------------------------

Pharmaceutical and Health Care					 4.0%
Retailing							36.5%
Property/Casualty Insurance					 5.5%
Consumer Products						 7.2%
Energy								 5.6%
Food/Beverage & Restaurant					 3.8%
Manufacturing							10.3%
Diversified							 4.8%
Information/Information Processing				 4.5%
Media								17.8%




TOP 10 HOLDINGS                                                         % OF FUND
SECURITY                              SECTOR                            NET ASSETS
--------------------------------------------------------------------------------
AutoZone, Inc.                        Retailing                          15.38%
Lagardere S.C.A.                      Media                              10.21%
Electrolux AB, Series B               Manufacturing                       8.30%
Altria Group, Inc.                    Consumer Products                   5.81%
AutoNation, Inc.                      Retailing                           4.93%
Duke Energy Corp.                     Energy                              4.49%
Berkshire Hathaway Inc., Class A      Property/Casualty Insurance         4.40%
WPP Group PLC                         Media                               4.17%
Groupe Bruxelles Lambert S.A.         Diversified                         3.85%
TJX Cos., Inc.                        Retailing                           3.75%


DAVIS RESEARCH FUND
PORTFOLIO ACTIVITY AUGUST 1, 2002 THROUGH JULY 31, 2003

================================================================================

NEW POSITIONS ADDED (8/1/02-7/31/03)
(Highlighted positions are those greater than 4.00% of 7/31/03 total net assets)

                                                                                             % OF 7/31/03
                                                                           DATE OF 1ST           FUND
SECURITY                                   SECTOR                          PURCHASE           NET ASSETS
--------------------------------------------------------------------------------------------------------
Altria Group, Inc.                         Consumer Products               05/12/03              5.81%
Apple Computer, Inc.                       Technology                      09/30/02                -
Automatic Data Processing, Inc.            Information/Information
                                             Processing                    06/02/03              3.68%
AutoNation, Inc.                           Retailing                       06/03/03              4.93%
AutoZone, Inc.                             Retailing                       01/22/03             15.38%
Berkshire Hathaway Inc., Class A           Property/Casualty Insurance     03/28/03              4.40%
Calpine Corp.                              Energy                          10/11/02                -
Costco Wholesale Corp.                     Retailing                       12/30/02              3.32%
Duke Energy Corp.                          Energy                          04/01/03              4.49%
FedEx Corp.                                Transportation                  10/01/02                -
Heineken Holding NV, Class A               Food/Beverage & Restaurant      07/08/03              0.14%
Home Depot, Inc.                           Retailing                       12/10/02              2.05%
McDonald's Corp.                           Food/Beverage & Restaurant      03/19/03              2.90%
Mirant Corp.                               Energy                          10/11/02                -
Premcor Inc.                               Energy                          08/07/02                -
Rockwell Automation, Inc.                  Industrial                      08/27/02                -
TJX Cos., Inc.                             Retailing                       04/14/03              3.75%
Univision Communications Inc., Class A     Media                           10/07/02                -
WPP Group PLC                              Media                           02/26/03              4.17%

DAVIS RESEARCH FUND
PORTFOLIO ACTIVITY AUGUST 1, 2002 THROUGH JULY 31, 2003

================================================================================

POSITIONS CLOSED (8/1/02-7/31/03)
(Gains and losses greater than $100,000 are highlighted)

                                                                           DATE OF
SECURITY                                   SECTOR                          FINAL SALE         GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------
American Standard Cos. Inc.                Building Materials              11/14/02           $   121,931
Apple Computer, Inc.                       Technology                      11/26/02                27,087
Aramark Corp., Class B                     Distributors                    11/26/02               (24,047)
Calpine Corp.                              Energy                          11/12/02                47,529
Coca-Cola Enterprises Inc.                 Distributors                    11/11/02               244,194
CRH PLC                                    Building Materials              09/12/02              (184,272)
Eli Lilly and Co.                          Pharmaceutical and Health Care  10/15/02                 9,436
EOG Resources, Inc.                        Energy                          11/14/02                44,622
FedEx Corp.                                Transportation                  10/03/02                 5,052
Hershey Foods Corp.                        Food/Beverage & Restaurant      02/11/03               (18,794)
Honeywell International Inc.               Diversified Manufacturing       11/08/02               (35,162)
IMS Health Inc.                            Information/Information
                                             Processing                    08/15/02              (121,273)
Kinder Morgan, Inc.                        Pipelines                       10/08/02              (206,108)
Marathon Oil Corp.                         Energy                          11/08/02               (40,446)
Metro-Goldwyn-Mayer Inc.                   Entertainment                   11/21/02               (85,983)
Mirant Corp.                               Energy                          11/12/02                43,937
Panamerican Beverages, Inc., Class A       Distributors                    10/04/02               (64,553)
Premcor Inc.                               Energy                          11/13/02                95,562
Qwest Communications International Inc.    Telecommunications              11/11/02              (883,427)
Rockwell Automation, Inc.                  Industrial                      11/14/02                28,148
Sigma-Aldrich Corp.                        Chemicals                       11/27/02               120,340
Smithfield Foods, Inc.                     Food/Beverage & Restaurant      11/26/02              (228,499)
Textron Inc.                               Diversified Manufacturing       11/12/02               (71,789)
United States Steel Corp.                  Industrial                      09/11/02               (37,529)
Univision Communications Inc., Class A     Media                           05/30/03               185,800

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
July 31, 2003


                                                                                                       VALUE
SHARES                                           SECURITY                                            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (80.64%)

   CONSUMER PRODUCTS - (5.81%)
        38,000  Altria Group, Inc. ............................................................ $    1,520,380
                                                                                                --------------
   DIVERSIFIED - (3.85%)
        22,500  Groupe Bruxelles Lambert S.A. .................................................      1,007,090
                                                                                                --------------
   ENERGY - (4.49%)
        67,000  Duke Energy Corp. .............................................................      1,175,850
                                                                                                --------------
   FOOD/BEVERAGE & RESTAURANT - (3.04%)
         1,200  Heineken Holding NV, Class A ..................................................         36,190
        33,000  McDonald's Corp. ..............................................................        759,330
                                                                                                --------------
                                                                                                       795,520
                                                                                                --------------
   INFORMATION/INFORMATION PROCESSING - (3.68%)
        26,000  Automatic Data Processing, Inc. ...............................................        964,080
                                                                                                --------------
   MANUFACTURING - (8.30%)
       105,000  Electrolux AB, Series B........................................................      2,171,823
                                                                                                --------------
   MEDIA - (14.38%)
        60,000  Lagardere S.C.A. ..............................................................      2,672,094
       122,800  WPP Group PLC..................................................................      1,090,806
                                                                                                --------------
                                                                                                     3,762,900
                                                                                                --------------
   PHARMACEUTICAL AND HEALTH CARE - (3.25%)
        25,500  Pfizer Inc. ...................................................................        850,680
                                                                                                --------------
   PROPERTY/CASUALTY INSURANCE - (4.40%)
            16  Berkshire Hathaway Inc., Class A*..............................................      1,152,160
                                                                                                --------------
   RETAILING - (29.44%)
        75,000  AutoNation, Inc.*..............................................................      1,289,250
        48,350  AutoZone, Inc.*................................................................      4,025,621
        23,500  Costco Wholesale Corp.*........................................................        870,087
        17,200  Home Depot, Inc. ..............................................................        536,640
        50,500  TJX Cos., Inc. ................................................................        982,225
                                                                                                --------------
                                                                                                     7,703,823
                                                                                                --------------

                           Total Common Stock - (identified cost $18,270,060)..................     21,104,306
                                                                                                --------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - Continued
July 31, 2003

                                                                                                       VALUE
PRINCIPAL                                        SECURITY                                            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (19.93%)

  $    991,000  Goldman, Sachs & Co. Joint Repurchase Agreement, 1.12%,
                    08/01/03, dated 07/31/03, repurchase value of $991,031
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,010,820)............................................. $      991,000
     1,417,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 1.13%,
                    08/01/03, dated 07/31/03, repurchase value of $1,417,044
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,445,340).............................................      1,417,000
     1,765,000  Tyco International Group, SA, 4.95%, 8/1/03....................................      1,765,000
     1,044,000  UBS Financial Services Inc. Joint Repurchase Agreement, 1.12%,
                    08/01/03, dated 07/31/03, repurchase value of $1,044,032
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,064,880).............................................      1,044,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $5,217,000).........      5,217,000
                                                                                                --------------

                Total Investments - (100.57%) - (identified cost $23,487,060) - (a)............     26,321,306
                Liabilities Less Other Assets - (0.57%)........................................       (150,258)
                                                                                                --------------
                           Net Assets - (100%)................................................. $   26,171,048
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $23,545,450. At July 31,
2003, unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                Unrealized appreciation........................................................ $    2,938,852
                Unrealized depreciation.......................................................        (162,996)
                                                                                                --------------
                           Net unrealized appreciation......................................... $    2,775,856
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS.
DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At July 31, 2003

================================================================================

ASSETS:
     Investments in securities, at value (identified cost $23,487,060)(including repurchase
         agreements of $3,452,000)(see accompanying Schedule of Investments)..............   $      26,321,306
     Cash ................................................................................               2,305
     Receivables:
         Dividends and interest receivable................................................              54,647
         Investment securities sold.......................................................             190,765
                                                                                             -----------------
              Total assets................................................................          26,569,023
                                                                                             -----------------
LIABILITIES:
     Payables:
         Capital stock redeemed...........................................................             360,263
         Investment securities purchased..................................................               3,104
     Accrued expenses ....................................................................              34,608
                                                                                             -----------------
              Total liabilities...........................................................             397,975
                                                                                             -----------------
NET ASSETS ...............................................................................   $      26,171,048
                                                                                             =================
NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $         131,723
     Additional paid-in capital...........................................................          26,155,618
     Undistributed net investment income..................................................             142,968
     Net unrealized appreciation on investments and translation of assets and
         liabilities denominated in foreign currency......................................           2,834,485
     Accumulated net realized losses from investments and foreign currency transactions...          (3,093,746)
                                                                                             -----------------
              Net assets..................................................................   $      26,171,048
                                                                                             =================
     CLASS A SHARES
         Net assets.......................................................................   $      26,169,012
         Shares outstanding...............................................................           2,634,249
         Net asset value and redemption price per share ..................................           $    9.93
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $9.93)*...........................           $   10.43
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $           1,018
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $    9.79
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $           1,018
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $    9.79
                                                                                                     =========



* On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS.
DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the year ended July 31, 2003

================================================================================

INVESTMENT INCOME:
     Income:
         Dividends (Net of foreign withholding taxes of $12,683)..........................   $         181,115
         Interest.........................................................................             262,835
                                                                                             -----------------
                 Total income.............................................................             443,950

     Expenses:
         Management fees (Note 3)........................................  $       175,161
         Custodian fees..................................................           32,341
         Transfer agent fees
              Class A....................................................            4,269
              Class B....................................................                3
              Class C....................................................                3
         Audit fees......................................................           12,000
         Legal fees......................................................               93
         Accounting fees (Note 3)........................................            6,000
         Reports to shareholders ........................................              739
         Directors' fees and expenses ...................................              486
         Registration and filing fees ...................................            3,201
         Miscellaneous ..................................................            7,062
         Payments under distribution plan (Note 4)
              Class B....................................................                7
              Class C....................................................                7
                                                                           ---------------
                  Total expenses..........................................................             241,372
                  Expenses paid indirectly (Note 6).......................................                 (94)
                                                                                             -----------------
                  Net expenses............................................................             241,278
                                                                                             -----------------
                      Net investment income ..............................................             202,672
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized loss from:
         Investment transactions..........................................................            (912,370)
         Foreign currency transactions....................................................              (5,084)
     Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currency...........................           5,423,121
                                                                                             -----------------
         Net realized and unrealized gain on investments and foreign currency.............           4,505,667
                                                                                             -----------------
                  Net increase in net assets resulting from operations ...................   $       4,708,339
                                                                                             =================

SEE NOTES TO FINANCIAL STATEMENTS.
DAVIS RESEARCH FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                               OCTOBER 31, 2001
                                                                                                  (COMMENCEMENT
                                                                                                 OF OPERATIONS)
                                                                            YEAR ENDED               THROUGH
                                                                             JULY 31,               JULY 31,
                                                                               2003                   2002
                                                                               ----                   ----
OPERATIONS:
     Net investment income......................................       $         202,672       $       153,646
     Net realized loss from investments and
             foreign currency transactions......................                (917,454)           (2,193,758)
     Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities
         denominated in foreign currency........................               5,423,121            (2,588,636)
                                                                       -----------------       ---------------
         Net increase (decrease) in net assets
              resulting from operations.........................               4,708,339            (4,628,748)

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  ..............................................                (169,641)              (26,243)

CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5):

         Class A  ..............................................                   8,007            26,277,250
         Class B  ..............................................                     (75)                1,117
         Class C  ..............................................                     (75)                1,117
                                                                       -----------------       ---------------
         Total increase in net assets...........................               4,546,555            21,624,493
NET ASSETS:

     Beginning of period........................................              21,624,493               -
                                                                       -----------------       ---------------
     End of period (including undistributed net investment
         income of $142,968 and $115,021, respectively).........       $      26,171,048       $    21,624,493
                                                                       =================       ===============

SEE NOTES TO FINANCIAL STATEMENTS.
DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At July 31, 2003, the Fund had approximately $2,691,000 of capital loss carryforwards available to offset future capital gains, if any, which expire in 2011. Additionally, the Fund had approximately $344,000 of post October 2002 losses available to offset future capital gains, if any, which expire in 2012.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2003 amounts have been reclassified to reflect a decrease to undistributed net investment income of $5,084 and a corresponding decrease to accumulated net realized loss.

The tax character of distributions paid during the year ended July 31, 2003 and the period ended July 31, 2002 is as follows:

                                                        2003           2002
                                                    ------------     -----------
       Ordinary income...........................   $  169,641       $  26,243

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
                                                                      2003
                                                                 ------------
       Undistributed net investment income...................... $    151,657
       Accumulated net realized losses from investments
           and foreign currency transactions....................   (3,035,355)
       Net unrealized appreciation on investments...............    2,775,856
                                                                 ------------
           Total................................................ $   (107,842)

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2003, were $18,330,022 and $19,799,304, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the year ended July 31, 2003, approximated 0.75% of average net assets.

    State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended July 31, 2003 amounted to $93. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee amounted to $6,000 for the year ended July 31, 2003. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

    Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

    During the year ended July 31, 2003, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the year ended July 31, 2003.

       CLASS B SHARES

    Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2003

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

       CLASS B SHARES - CONTINUED

    The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

    During the year ended July 31, 2003, Class B shares of the Fund made distribution payments of $7. During the year ended July 31, 2003, there were no payments made for service fees.

    There were no commission advances by the Distributor during the year ended July 31, 2003 on the sale of Class B shares of the Fund.

    The Distributor intends to seek payment from Class B shares of the Fund in the amount of $59, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended July 31, 2003 the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

       CLASS C SHARES

    Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

    During the year ended July 31, 2003, Class C shares of the Fund made distribution payments of $7. During the year ended July 31, 2003, there were no payments made for service fees. During the year ended July 31, 2003, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2003

================================================================================

NOTE 5 - CAPITAL STOCK

    At July 31, 2003, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:


CLASS A
-------                                                                                 OCTOBER 31, 2001
                                                                                         (COMMENCEMENT
                                                                                        OF OPERATIONS)
                                                           YEAR ENDED                       THROUGH
                                                          JULY 31, 2003                  JULY 31, 2002
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                 -------------   ---------------  ------------   --------------
Shares subscribed..............................         28,494   $       251,825     2,625,283   $   26,253,138
Shares issued in reinvestment of distributions.         19,794           169,641         2,585           26,243
                                                 -------------   ---------------  ------------   --------------
                                                        48,288           421,466     2,627,868       26,279,381
Shares redeemed................................        (41,694)         (413,459)         (213)          (2,131)
                                                 -------------   ---------------  ------------   --------------
     Net increase .............................          6,594   $         8,007     2,627,655   $   26,277,250
                                                 =============   ===============  ============   ==============


CLASS B

-------                                                                                 OCTOBER 31, 2001
                                                                                         (COMMENCEMENT
                                                                                        OF OPERATIONS)
                                                           YEAR ENDED                       THROUGH
                                                          JULY 31, 2003                  JULY 31, 2002
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                 ------------    ---------------  ------------   --------------
Shares subscribed..............................        -         $       -                 115   $        1,150
Shares redeemed................................            (8)               (75)           (3)             (33)
                                                 ------------    ---------------  ------------   --------------
     Net increase (decrease)...................            (8)               (75)          112            1,117
                                                 ============    ===============  ============   ==============

CLASS C

-------                                                                                 OCTOBER 31, 2001
                                                                                         (COMMENCEMENT
                                                                                        OF OPERATIONS)
                                                           YEAR ENDED                       THROUGH
                                                          JULY 31, 2003                  JULY 31, 2002
                                                 -------------------------------  ----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                 ------------    ---------------  ------------   --------------
Shares subscribed..............................        -         $       -                 115   $        1,150
Shares redeemed................................            (8)               (75)           (3)             (33)
                                                 ------------    ---------------  ------------   --------------
     Net increase (decrease)...................            (8)               (75)          112            1,117
                                                 ============    ===============  ============   ==============


NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $94 during the year ended July 31, 2003.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS A
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.

                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                                                  OF OPERATIONS)
                                                         YEAR ENDED                   THROUGH
                                                          JULY 31,                   JULY 31,
                                                            2003                       2002
                                                            ----                       ----
Net Asset Value, Beginning of Period.............          $  8.23                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Income.......................             0.07                       0.06
     Net Realized and Unrealized Gains (Losses)               1.69                      (1.82)
                                                           -------                    -------
       Total From Investment Operations..........             1.76                      (1.76)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income........            (0.06)                     (0.01)
                                                           -------                    -------

Net Asset Value, End  of Period..................          $  9.93                    $  8.23
                                                           =======                    =======

Total Return (1).................................            21.56%                    (17.62)%

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted).....          $26,169                    $21,623
     Ratio of Expenses to Average Net Assets.....             1.03%                      1.05%*
     Ratio of Net Investment Income to Average
       Net Assets................................             0.87%                      0.81%*
     Portfolio Turnover Rate (2).................              119%                        45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS B

================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.



                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                                                  OF OPERATIONS)
                                                         YEAR ENDED                   THROUGH
                                                          JULY 31,                   JULY 31,
                                                            2003                       2002
                                                            ----                       ----
Net Asset Value, Beginning of Period.............          $  8.17                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.........................            (0.06)                     (0.02)
     Net Realized and Unrealized Gains (Losses)..             1.68                      (1.81)
                                                           -------                    -------
       Total From Investment Operations..........             1.62                      (1.83)

Net Asset Value, End  of Period..................          $  9.79                    $  8.17
                                                           =======                    =======

Total Return (1).................................            19.83%                    (18.30)%
------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted).....               $1                         $1
     Ratio of Expenses to Average Net Assets.....             2.06%                      2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets................................            (0.16)%                    (0.18)%*
     Portfolio Turnover Rate (2).................              119%                        45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.


                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                                                  OF OPERATIONS)
                                                         YEAR ENDED                   THROUGH
                                                          JULY 31,                   JULY 31,
                                                            2003                       2002
                                                            ----                       ----
Net Asset Value, Beginning of Period.............          $  8.17                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.........................            (0.06)                     (0.02)
     Net Realized and Unrealized Gains (Losses)..             1.68                      (1.81)
                                                           -------                    -------
       Total From Investment Operations..........             1.62                      (1.83)

Net Asset Value, End  of Period..................          $  9.79                    $  8.17
                                                           =======                    =======

Total Return (1).................................            19.83%                    (18.30)%
------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted).....               $1                         $1
     Ratio of Expenses to Average Net Assets.....             2.06%                      2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets................................            (0.16)%                    (0.18)%*
     Portfolio Turnover Rate (2).................              119%                        45%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS NEW YORK VENTURE FUND, INC.:

       We have audited the accompanying statement of assets and liabilities of Davis Research Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from October 31, 2001 (commencement of operations) to July 31, 2002, and the financial highlights for the year then ended and the period from October 31, 2001 (commencement of operations) to July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by the other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Research Fund as of July 31, 2003, the results of its operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from October 31, 2001 (commencement of operations) to July 31, 2002, and the financial highlights for the year then ended and the period from October 31, 2001 (commencement of operations) to July 31, 2002, in conformity with accounting principles generally accepted in the United States of America.





/s/ KPMG LLP


Denver, Colorado
September 5, 2003

DAVIS RESEARCH FUND
FEDERAL INCOME TAX INFORMATION (UNAUDITED)
FOR THE YEAR ENDED JULY 31, 2003

--------------------------------------------------------------------------------

       In early 2004, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

       During the fiscal period ended July 31, 2003, $169,641 of dividends paid by the Fund constituted net investment income dividends for federal income tax purposes.

       Dividends paid by the Fund during the fiscal period ended July 31, 2003 which are not designated as capital gain distribution should be multiplied by 73% to arrive at the net amount eligible for the corporate dividends-received deduction.

       The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------     ---------------- -------------------------------
WESLEY E.          Director         director       President of Bass &                  11       none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                      11       Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                          Trust (real estate investment
                                                   Return Fund, LLP; Of                          trust), Legg Mason Trust
                                                   Counsel to Gordon,                            (asset management company)
                                                   Feinblatt, Rothman,                           and Rodney Trust Company
                                                   Hoffberger and                                (Delaware); Trustee, College
                                                   Hollander, LLC (law                           of Notre Dame of Maryland,
                                                   firm).                                        McDonogh School and other
                                                                                                 public charities, private
                                                                                                 foundations and businesses.

JERRY D. GEIST     Director         director       Chairman, Santa Fe                   11       Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                            (engineering); Member,
                                                   (energy project                               Investment Committee for
                                                   development); Retired                         Microgeneration Technology
                                                   Chairman and                                  Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------     ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                       11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                               (semi-conductor
                                                   (semi-conductor                                manufacturer), Cirrus Logic
                                                   manufacturer).                                 Corp. (semi-conductor
                                                                                                  manufacturer), Alliance
                                                                                                  Technology Fund (a mutual
                                                                                                  fund), Micro Component
                                                                                                  Technology, Inc.
                                                                                                  (micro-circuit handling and
                                                                                                  testing equipment
                                                                                                  manufacturer), Novellus
                                                                                                  Systems, Inc. (semi-conductor
                                                                                                  manufacturer) and
                                                                                                  LogicVision, Inc.
                                                                                                  (semi-conductor software
                                                                                                  company).

G. BERNARD         Director         director       Managing General                    11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                 11         none
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
                                                   firm) since June 2002;
                                                   President of Asset Management
                                                   Group of Bank of America (an
                                                   investment management firm)
                                                   from 2001 until 2002; prior
                                                   to that a managing director
                                                   and global head of marketing
                                                   and distribution for Lazard
                                                   Asset Management (an
                                                   investment management firm)
                                                   for ten years.


THEODORE B.        Director         director       Chairman of John                    11         Mayor of the Incorporated
SMITH, JR.                          since 2001     Hassall, Inc.                                  Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------     ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of                  11        none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                      15        Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                           Funds (consisting of four
                                                   Financial Officer of                          portfolios) since 1996;
                                                   Equity Office                                 Director, Modine
                                                   Properties Trust (a                           Manufacturing, Inc. (heat
                                                   real estate investment                        transfer technology);
                                                   trust); Former Chief                          Director, Chicago Bridge &
                                                   Administrative Officer                        Iron Company, N.V.
                                                   of Crate & Barrel                             (industrial construction and
                                                   (home furnishings                             engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of              11        Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                              Funds six portfolios (mutual
                                                   Chairman of U.S.                              fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------     ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                   15        Director of the Selected
(born 6/25/63)                      since 1997     President of each                             Funds (consisting of four
                                                   Davis Fund and                                portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                     15        Director of the Selected
DAVIS                               since 1997     Officer, President or                         Funds (consisting of four
(born 7/13/65)                                     Vice President of each                        portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                               DAVIS RESEARCH FUND
                  2949 East Elvira Road, Tucson, Arizona 85706

================================================================================

          DIRECTORS                       OFFICERS
          Wesley E. Bass, Jr.             Jeremy H. Biggs
          Jeremy H. Biggs                     Chairman
          Marc P. Blum                    Christopher C. Davis
          Andrew  A. Davis                    President
          Christopher C. Davis            Andrew A. Davis
          Jerry D. Geist                      Vice President
          D. James Guzy                   Kenneth C. Eich
          G. Bernard Hamilton                 Executive Vice President &
          Robert P. Morgenthau                Principal Executive Officer
          Theodore B. Smith, Jr.          Sharra L. Reed
          Christian R. Sonne                  Vice President, Treasurer
          Marsha Williams                     & Principal Accounting Officer
                                          Thomas D. Tays
                                              Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

================================================================================


Item 2.  Code of Ethics

	 (a) the registrant has adopted a code of ethics that applies to the
	     registrant's principal executive officer, principal financial officer,
	     principal accounting officer or controller, or persons performing
	     similar functions.  A copy of the code of ethics is filed as an
	     exhibit to this form N-CSR.

Item 3.  Audit Committee Financial Expert

	 (a) the registrant's board of directors has determined that independant trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Audit Committee of Listed Registrants - Not Required

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 (a) Code of Ethics is attached as an exhibit hereto.
	 (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS RESEARCH FUND

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 08, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 08, 2003

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  October 08, 2003